Leases - Schedule of Lease, Cost (Details)	Dec. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Weighted-average remaining lease term	1 year 8 months 12 days	1 year 8 months 12 days
Weighted-average discount rate	3.70%	4.90%